VIRTUS ALLIANZGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—45.3%
Aerospace & Defense—2.1%
Triumph Group, Inc.
144A 8.875%, 6/1/24(1)(2)	$ 1,722	$ 1,782
144A 6.250%, 9/15/24(1)(2)	1,850	1,781
		3,563

Airlines—2.2%
Delta Air Lines, Inc. 2.900%, 10/28/24(2)(3)	4,000	3,815
Auto Manufacturers—2.5%
Ford Motor Credit Co. LLC 3.087%, 1/9/23(2)	4,250	4,254
Building Materials—2.0%
Koppers, Inc. 144A 6.000%, 2/15/25(1)(2)	3,500	3,386
Commercial Services—1.7%
ADT Security Corp. (The) 4.125%, 6/15/23(2)(3)	3,000	2,982
Containers & Packaging—1.8%
Owens-Brockway Glass Container, Inc. 144A 5.875%, 8/15/23(1)(3)	3,000	3,042
Diversified Financial Services—3.4%
Navient Corp. 7.250%, 9/25/23(2)	2,800	2,870
OneMain Finance Corp. 8.250%, 10/1/23(2)	3,000	3,105
		5,975

Entertainment—2.3%
Six Flags Entertainment Corp. 144A 4.875%, 7/31/24(1)(2)(3)	4,000	3,984
Equity Real Estate Investment Trusts (REITs)—2.2%
Service Properties Trust 4.350%, 10/1/24(2)	4,170	3,863
Food & Beverage—2.3%
Albertsons Cos., Inc. 144A 3.500%, 2/15/23(1)(2)	4,000	3,989
Healthcare-Services—3.9%
HCA, Inc. 5.375%, 2/1/25(2)(3)	3,000	3,086
Tenet Healthcare Corp. 4.625%, 7/15/24(2)	3,716	3,706
		6,792

Internet—2.4%
Netflix, Inc. 5.875%, 2/15/25(2)(3)	4,000	4,150
	Par Value	Value

Leisure Time—1.8%
Royal Caribbean Cruises Ltd. 144A 10.875%, 6/1/23(1)(2)	$ 3,000	$ 3,139
Lodging—2.0%
Wynn Las Vegas LLC 144A 5.500%, 3/1/25(1)(2)(3)	3,500	3,386
Media—6.7%
CCO Holdings LLC 144A 4.000%, 3/1/23(1)(2)	4,000	4,000
CSC Holdings LLC 5.250%, 6/1/24(2)(3)	4,000	3,910
DISH DBS Corp. 5.875%, 11/15/24(2)	3,785	3,671
		11,581

Oil, Gas & Consumable Fuels—2.4%
Occidental Petroleum Corp. 6.950%, 7/1/24(2)	4,000	4,195
Telecommunications—3.6%
Lumen Technologies, Inc. 7.500%, 4/1/24(2)(3)	3,000	3,081
Sprint Corp. 7.125%, 6/15/24(2)	3,000	3,157
		6,238

Total Corporate Bonds and Notes (Identified Cost $82,475)		78,334

Leveraged Loans—32.5%
Advertising—0.6%
Advantage Sales & Marketing, Inc. Tranche B-1 (1 month LIBOR + 4.500%) 5.264%, 10/28/27 (4)	987	971
Airlines—0.3%
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/20/27 (4)	500	516
Auto Components—1.1%
Adient U.S. LLC Tranche B-1 (1 month LIBOR + 3.250%) 4.014%, 4/10/28 (4)	993	984
Tenneco, Inc. Tranche B (1 month LIBOR + 2.250%) 3.764%, 10/1/25 (4)	987	973
		1,957

Chemicals—0.6%
Ecovyst Catalyst Technologies LLC (3 month LIBOR + 2.500%) 3.739%, 6/9/28 (4)	992	980
Commercial Services—2.5%
Allied Universal Holdco LLC (1 month LIBOR + 3.750%) 4.514%, 5/12/28 (4)	995	968
See Notes to Schedule of Investments

VIRTUS ALLIANZGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Par Value	Value

Commercial Services—continued
Hertz Corp. (The)
Tranche B (1 month LIBOR + 3.250%) 4.014%, 6/30/28 (4)	$ 1,258	$ 1,252
Tranche C (1 month LIBOR + 3.250%) 4.014%, 6/30/28 (4)	239	238
Travelport Finance (Luxembourg) S.a.r.l. First Lien (3 month LIBOR + 5.000%) 6.006%, 5/29/26 (4)	975	830
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 3.014%, 3/31/28 (4)	990	980
		4,268

Computers—2.6%
Conduent Business Services LLC Tranche B (1 month LIBOR + 4.250%) 5.014%, 10/16/28 (4)	997	987
KBR, Inc. Tranche B (1 month LIBOR + 2.750%) 3.514%, 2/5/27 (4)	1,006	1,003
Mcafee Corp. Tranche B (1 month Term SOFR + 4.000%) 4.842%, 3/1/29 (4)	1,200	1,167
NCR Corp. (3 month LIBOR + 2.500%) 3.740%, 8/28/26 (4)	1,466	1,422
		4,579

Containers & Packaging—0.8%
Pactiv Evergreen Group Holdings, Inc. Tranche B-3 (1 month LIBOR + 3.500%) 4.264%, 9/25/28 (4)	1,495	1,456
Diversified Financial Services—0.4%
Blucora, Inc. (3 month LIBOR + 4.000%) 5.006%, 5/22/24 (4)	741	739
Entertainment—3.0%
AMC Entertainment Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 3.488%, 4/22/26 (4)	970	864
Lions Gate Capital Holdings LLC Tranche B (1 month LIBOR + 2.250%) 3.014%, 3/24/25 (4)	1,210	1,194
Penn National Gaming, Inc . Tranche B-1 (1 month LIBOR + 2.250%) 3.014%, 10/15/25 (4)	1,487	1,483
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.250%) 2.474%, 7/21/26 (4)	1,622	1,613
		5,154

Environmental Services—0.6%
GFL Environmental, Inc. 2020 (3 month LIBOR +3.139%) 4.239%, 5/30/25 (4)	995	992
Food Service—0.6%
Aramark Services, Inc. Tranche B-5 (1 month LIBOR + 2.500%) 2.957%, 4/6/28 (4)	1,000	989
	Par Value	Value

Healthcare-Products—0.9%
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.000%) 3.800%, 6/30/25 (4)	$ 1,556	$ 1,552
Internet—1.2%
Go Daddy Operating Co. LLC Tranche B-2 (1 month LIBOR + 1.750%) 2.514%, 2/15/24 (4)	1,201	1,189
Match Group, Inc. Tranche B-1 (3 month LIBOR + 1.750%) 2.219%, 2/13/27 (4)	1,000	977
		2,166

Leisure Time—0.5%
Callaway Golf Co. (1 month LIBOR + 4.500%) 5.264%, 1/2/26 (4)	910	910
Lodging—2.1%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 3.514%, 12/23/24 (4)	1,451	1,443
Hilton Grand Vacations Borrower LLC (1 month LIBOR + 3.000%) 3.764%, 8/2/28 (4)	1,244	1,237
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24 (4)	928	914
		3,594

Machinery-Diversified—0.9%
Gardner Denver, Inc. Tranche B-1 (1 month LIBOR + 1.750%) 1.959%, 3/1/27 (4)	1,593	1,572
Media—4.9%
Charter Communications Operating LLC Tranche B-2 (1 month LIBOR + 1.750%) 2.520%, 2/1/27 (4)	992	979
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 3.125%, 1/15/26 (4)	1,222	1,197
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 5.764%, 8/2/27 (4)	955	950
Gray Television, Inc. Tranche B-2 (1 month LIBOR + 2.500%) 3.300%, 2/7/24 (4)	1,432	1,426
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 3.300%, 9/18/26 (4)	1,312	1,299
Sinclair Television Group, Inc. Tranche B-3 (1 month LIBOR + 3.000%) 3.460%, 4/1/28 (4)	1,240	1,194
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 3.054%, 1/31/28 (4)	1,500	1,478
		8,523

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Par Value	Value

Metal Fabricate/Hardware—0.3%
Advanced Drainage Systems, Inc. (1 month LIBOR + 2.250%) 3.063%, 7/31/26 (4)	$ 618	$ 616
Oil, Gas & Consumable Fuels—0.0%
Lealand Finance Co. B.V. (1 month LIBOR + 4.000%) 4.764%, 6/30/25 (4)	170	86
Pharmaceuticals—1.5%
Bausch Health Cos., Inc. (1 month LIBOR + 3.000%) 3.764%, 6/2/25 (4)	678	674
HLF Financing S.a.r.l. LLC Tranche B (1 month LIBOR + 2.500%) 3.264%, 8/18/25 (4)	885	872
Horizon Therapeutics USA, Inc. Tranche B-2 (1 month LIBOR + 1.750%) 2.438%, 3/15/28 (4)	990	977
		2,523

Retail—3.1%
Academy Ltd. (1 month LIBOR + 3.750%) 4.550%, 11/5/27 (4)	998	984
Burlington Coat Factory Warehouse Corp. Tranche B-6 (1 month LIBOR + 2.000%) 2.770%, 6/24/28 (4)	854	846
CWGS Group LLC Tranche B (1 month LIBOR + 2.500%) 3.250%, 6/3/28 (4)	987	927
Petco Health & Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.256%, 3/3/28 (4)	1,168	1,156
Restoration Hardware, Inc. (1 month LIBOR + 2.500%) 3.264%, 10/20/28 (4)	1,493	1,432
		5,345

Semiconductors—0.3%
Cohu, Inc. Tranche B (3 month LIBOR + 3.000%) 3.519%, 10/1/25 (4)	455	451
Software—1.2%
Boxer Parent Co., Inc. 2021 (3 month LIBOR + 3.750%) 4.514%, 10/2/25 (4)	873	861
Camelot U.S. Acquisition I Co. (1 month LIBOR + 3.000%) 3.764%, 10/30/26 (4)	1,194	1,178
		2,039

Telecommunications—2.5%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 3.014%, 3/15/27 (4)	978	935
Ciena Corp. 2020 (1 month LIBOR + 1.750%) 2.344%, 9/26/25 (4)	990	984
Commscope, Inc. (1 month LIBOR + 3.250%) 4.014%, 4/6/26 (4)	1,466	1,408
	Par Value	Value

Telecommunications—continued
Frontier Communications Corp. Tranche B (3 month LIBOR + 3.750%) 4.813%, 5/1/28 (4)	$ 992	$ 974
		4,301

Total Leveraged Loans (Identified Cost $57,261)		56,279

	Shares
Common Stocks—0.5%
Banks—0.5%
CCF Holdings LLC(5)(6)	1,369,231	643
CCF Holdings LLC Class M(5)(6)	293,320	138
		781

Construction & Engineering—0.0%
McDermott International Ltd.(6)	71,796	47
Total Common Stocks (Identified Cost $3,272)		828

Warrant—0.0%
Banks—0.0%
CCF Holdings LLC(5)(6)	485,227	121
Total Warrant (Identified Cost $—)		121

	Par Value
Convertible Bonds and Notes—58.2%
Auto Manufacturers—5.7%
NIO, Inc. 0.000%, 2/1/26	$ 11,800	9,770
Biotechnology—10.0%
Insmed, Inc. 1.750%, 1/15/25(2)	5,500	5,372
Ionis Pharmaceuticals, Inc. 0.125%, 12/15/24(2)	8,000	7,172
Ligand Pharmaceuticals, Inc. 0.750%, 5/15/23(2)	5,000	4,809
		17,353

Equity Real Estate Investment Trusts (REITs)—6.8%
Blackstone Mortgage Trust, Inc.
4.375%, 5/5/22	2,000	2,000
4.750%, 3/15/23(2)	5,000	5,003
Redwood Trust, Inc. 5.625%, 7/15/24	5,000	4,763
		11,766

Healthcare-Products—3.0%
NanoString Technologies, Inc. 2.625%, 3/1/25(2)	1,500	1,325

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
NuVasive, Inc. 1.000%, 6/1/23	$ 4,000	$ 3,930
		5,255

Internet—3.6%
Pinduoduo, Inc. 0.000%, 12/1/25	7,000	6,163
Media—8.2%
DISH Network Corp. 2.375%, 3/15/24(2)	7,500	6,971
Liberty Broadband Corp. 144A 2.750%, 9/30/50(1)(2)	7,500	7,200
		14,171

Oil, Gas & Consumable Fuels—0.8%
Oil States International, Inc. 1.500%, 2/15/23	1,500	1,399
Pharmaceuticals—2.3%
Jazz Investments I Ltd. 1.500%, 8/15/24(2)	3,855	3,920
Software—17.8%
Alteryx, Inc. 0.500%, 8/1/24(2)	7,000	6,363
Benefitfocus, Inc. 1.250%, 12/15/23	3,000	2,826
DocuSign, Inc. 0.000%, 1/15/24	4,000	3,714
Everbridge, Inc. 0.125%, 12/15/24(2)	4,000	3,592
i3 Verticals LLC 1.000%, 2/15/25	9,000	8,766
LivePerson, Inc. 0.750%, 3/1/24(2)	1,000	976
PROS Holdings, Inc. 1.000%, 5/15/24(3)	4,000	3,660
RingCentral, Inc. 0.000%, 3/1/25(2)	1,160	972
		30,869

Total Convertible Bonds and Notes (Identified Cost $105,856)		100,666

Total Long-Term Investments—136.5% (Identified Cost $248,864)		236,228

	Shares	Value
Short-Term Investment—3.3%
Money Market Mutual Fund—3.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.239%)(7)	5,724,788	$ 5,725
Total Short-Term Investment (Identified Cost $5,725)		5,725

Securities Lending Collateral—7.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.239%)(7)(8)	12,804,691	12,805
Total Securities Lending Collateral (Identified Cost $12,805)		12,805

TOTAL INVESTMENTS—147.2% (Identified Cost $267,394)		$254,758
Other assets and liabilities, net—(47.2)%		(81,727)
NET ASSETS—100.0%		$173,031

Abbreviations:
EV	Enterprise Value
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, these securities amounted to a value of $35,689 or 20.6% of net assets.
(2)	All or a portion of securities is segregated as collateral for the Liquidity Facility. The value of securities segregated as collateral is $92,037.
(3)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(4)	Variable rate security. Rate disclosed is as of April 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Non-income producing.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	Represents security purchased with cash collateral received for securities on loan.

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
Country Weightings†
United States	88%
Cayman Islands	6
Bermuda	2
Luxembourg	2
Liberia	1
Netherlands	1
Total	100%
† % of total investments as of April 30, 2022.
The following table summarizes the market value of the Fund’s investments as of April 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$78,334	$—	$78,334	$—
Leveraged Loans	56,279	—	56,279	—
Convertible Bonds and Notes	100,666	—	100,666	—
Equity Securities:
Common Stocks	828	47	—	781
Warrant	121	—	—	121
Securities Lending Collateral	12,805	12,805	—	—
Money Market Mutual Fund	5,725	5,725	—	—
Total Investments	$254,758	$18,577	$235,279	$902
There were no transfers into or out of Level 3 related to securities held at April 30, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment.If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Warrants
Investments in Securities
Balance as of January 31, 2022:	$ 842	$ 731	$ 111
Change in unrealized appreciation (depreciation)(a)	60	50	10
Balance as of April 30, 2022	$ 902	$ 781	$ 121
(a) The change in unrealized appreciation (depreciation) on investments still held at April 30, 2022, was $60.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2022:
Investments in Securities – Assets	Ending Balance at April 30, 2022	Valuation Technique Used	Unobservable Inputs	Input Values
Common Stocks:
CCF Holdings LLC	$643	Market and Company Comparables	EV Multiples	1.22x (0.62x - 1.82x)
				0.67x (0.37x - 0.90x)
			Illiquidity Discount	20%

CCF Holdings LLC Class M	$138	Market and Company Comparables	EV Multiples	1.22x (0.62x - 1.82x)
				0.67x (0.37x - 0.90x)
			Illiquidity Discount	20%

Warrant:
CCF Holdings	$121	Market and Company Comparables	EV Multiples	1.22x (0.62x - 1.82x)
				0.67x (0.37x - 0.90x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	50.76%

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Convertible & Income 2024 Target Term Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments will be available for issuance, and has determined that the following subsequent events require recognition or disclosure in this Schedule of Investments:
On May 18, 2022, the Fund had been informed by AllianzGI U.S., the subadviser to the Fund, that AllianzGI U.S. will no longer act as a subadviser to the Fund after a transition period of up to four months. Consequently, in the coming weeks, the Board of each Fund will consider possible options and alternatives, including a potential proposal to Fund shareholders to approve a new subadviser.  Concurrently, AllianzGI announced its intention to enter into an agreement with Voya Investment Management (“Voya”) to transfer the investment team who currently manage the Fund to Voya. AllianzGI will bear all expenses associated with the transition of the Fund, including expenses associated with obtaining necessary shareholder approvals.
Effective June 22, 2022, the Fund’s name will be changed to Virtus Convertible & Income 2024 Target Term Fund. No change to the Fund’s investment objective, investment strategies, CUSIP, or New York Stock Exchange (NYSE) ticker symbol is expected in connection with the name change.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.